Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Basis of accounting
(a)	Basis of accounting
The accompanying consolidated financial statements have been prepared in accordance with U.S. Generally Accepted Accounting Principles (“U.S. GAAP”).
Principles of Consolidation
(b)	Principles of Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, and the VIEs for which the Company or subsidiaries of the Company are the primary beneficiaries. All significant inter-company transactions and balances between
the Company, its subsidiaries, and the VIEs are eliminated upon consolidation. Results of acquired subsidiaries and VIEs are consolidated from the date on which control is transferred to the Company.

Use of Estimates
(c)	Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the year. Areas where management uses subjective judgment include, but are not limited to, estimating the useful lives of long-lived assets and intangible assets, identification of performance obligations, standalone selling price for each performance obligation and estimation of variable consideration represented by sales rebates, related to revenue transactions, assessing the initial valuation of the assets acquired and liabilities assumed in a business combination and the subsequent impairment assessment of financial assets, long-lived assets, intangible assets, goodwill, other non-current
assets and long-term investments, determining the provision for accounts receivable, accounting for deferred income taxes and accounting for the share-based compensation. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

Foreign Currency
(d)	Foreign Currency
The functional currency of the Company, its Cayman subsidiaries and Cheerbright, is the United States dollar (“US$”), whereas the Company’s subsidiaries and VIEs with operations in the PRC, Hong Kong, and other jurisdictions generally use their respective local currencies as their functional currencies as determined based on the criteria of ASC 830
, Foreign Currency Matters
. The Company uses the RMB as its reporting currency. Transactions denominated in foreign currencies are re-measured
into the functional currency at the exchange rates prevailing on the transaction dates. Foreign currency denominated financial assets and liabilities are re-measured
at the balance sheet date exchange rate. Exchange gains and losses are included in other income, net in the consolidated statements of comprehensive income.
Assets and liabilities of the Company and Company’s subsidiaries, other than the subsidiaries with the functional currency of RMB, are translated into RMB at fiscal year-end exchange rates. Income and expense items are translated at average exchange rates prevailing during the fiscal year.

Convenience Translation
(e)	Convenience Translation
Amounts in United States dollars (“US$”) are presented for the convenience of the reader and are translated at the noon buying rate of US$1.00 to RMB6.9618 on December 31, 2019 in the City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

Cash and Cash Equivalents
(f)	Cash and Cash Equivalents
Cash and cash equivalents consist of cash on hand, demand deposits, time deposits and money market funds placed with banks or other financial institutions which are unrestricted as to withdrawal and use and have original maturities of three months or less.

Short-term Investments
(g)	Short-term Investments
Short-term investments represent bank deposits, adjustable-rate financial products with original maturities of greater than 3 months but less than 1 year and money market funds that are measured at fair value. In accordance with ASC 825
, Financial Instruments
, for adjustable-rate financial products with the interest rate indexed to performance of underlying assets and money market funds, the Group elected the fair value method at the date of initial recognition and carried these investments at fair value. Changes in the fair value are reflected in the consolidated statements of comprehensive income as interest income.

Restricted Cash
(h)	Restricted Cash
Restricted cash primarily represents cash deposits in a regulatory escrow account related to insurance brokerage services.
The following table provides a reconciliation of the amount of cash, cash equivalents, and restricted cash reported within the consolidated balance sheets to the total of the same such amounts shown in the consolidated statements of cash flows:

	December 31,
	2017	2018	2019
	RMB	RMB	RMB
Amounts shown in Consolidated Balance Sheets:
Cash and cash equivalents	911,588	211,970	1,988,298
Restricted cash	—	5,000	5,200

Total cash, cash equivalents and restricted cash as shown in Consolidated Statements of Cash Flows	911,588	216,970	1,993,498

Fair Value Measurements of Financial Instruments
(i)	Fair Value Measurements of Financial Instruments
Financial instruments of the Group primarily comprise of cash and cash equivalents, restricted cash, short-term investments, accounts receivable, amounts due from related parties, other non-current
assets excluding operating lease right-of-use assets, accrued expenses and other payables, and amounts due to related parties. The carrying values of these financial instruments excluding other non-current
assets approximated their fair values due to the short-term maturity of these instruments.
ASC topic 820 (“ASC 820”),
Fair Value Measurements and Disclosures
, establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:
Level 1 – Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets
Level 2 – Include other inputs that are directly or indirectly observable in the marketplace
Level 3 – Unobservable inputs which are supported by little or no market activity

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Property and Equipment
(j) Property and Equipment
Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life
Electronic equipment	3 – 5 years
Office equipment	3 – 5 years
Motor vehicles	4 – 5 years
Software	3 – 5 years
Leasehold improvements	Shorter of lease term or the estimated useful lives of the assets
Repair and maintenance costs are charged to expense as incurred, whereas the costs of betterments that extend the useful life of property and equipment are capitalized as additions to the related assets. Retirements, sale and disposals of assets are recorded by removing the cost and accumulated depreciation with any resulting gain or loss reflected in the consolidated statements of comprehensive income.

Intangible Assets
(k)	Intangible Assets
Intangible assets are carried at cost less accumulated amortization and any recorded impairment. Intangible assets acquired in a business combination were recognized initially at fair value at the date of acquisition. Intangible assets acquired in asset acquisitions are measured based on the cost to the acquiring entity, which generally includes transaction costs. Intangible assets with finite useful lives are amortized using a straight-line method of amortization that reflects the estimated pattern in which the economic benefits of the intangible asset are to be consumed. The estimated useful life for the intangible assets is as follows:

Category	Estimated useful life
Trademark s	3-15 years
Customer relationship	5 years
Websites	4 years
Domain names	4-10 years
Licensing agreements	1.75 years
Insurance brokerage license	4 years

Long-term Investments
(l)	Long-term Investments
The Company’s long-term investments consist of equity method investments. Investments in entities in which the Company can exercise significant influence and holds an investment in voting common stock or in-substance
common stock (or both) of the investee but does not own a majority equity interest or control are accounted for using the equity method of accounting in accordance with ASC topic 323 (“ASC 323”),
Investments-Equity Method and Joint Ventures
. Under the equity method, the Company initially records its investments at cost. The Company subsequently adjusts the carrying amount of the investments to recognize the Company’s proportionate share of each equity investee’s net income or loss into earnings after the date of investments. The Company evaluates the equity method investments for impairment under ASC 323. An impairment loss on the equity method investments is recognized in earnings when the decline in value is determined to be other-than-temporary.

Goodwill
(m)	Goodwill
Goodwill represents the excess of the purchase price over the amounts assigned to the fair value of the assets acquired and the liabilities assumed of an acquired business. The Group’s goodwill at December 31, 2018 and 2019 were related to its acquisition of Cheerbright, China Topside and Norstar. In accordance with ASC 350,
Goodwill and Other Intangible Assets
, recorded goodwill amounts are not amortized, but rather are tested for impairment annually or more frequently if there are indicators of impairment present.
Goodwill is tested for impairment at the reporting unit level on an annual basis (December 31 for the Company) and between annual tests if an event occurs or circumstances change that would more-likely-than-not
reduce the fair value of a reporting unit below its carrying value. These events or circumstances include a significant change in stock prices, business environment, legal factors, financial performances, competition, or events affecting the reporting unit. Application of the goodwill impairment test requires judgment, including the identification of reporting units, assignment of assets and liabilities to reporting units, assignment of goodwill to reporting units, and determination of the fair value of each reporting unit. The estimation of fair value of reporting unit using a discounted cash flow methodology also requires significant judgments, including estimation of future cash flows, which is dependent on internal forecasts, estimation of the long-term rate of growth for the Company’s business, estimation of the useful life over which cash flows will occur, and determination of the Company’s weighted average cost of capital. The estimates used to calculate the fair value of a reporting unit change from year to year based on operating results and market conditions. Changes in these estimates and assumptions could materially affect the determination of fair value and goodwill impairment for the reporting unit.
Management has determined that the Group represents the lowest level within the entity at which goodwill is monitored for internal management purposes. Management evaluated the recoverability of goodwill by performing a qualitative assessment before using a two-step
impairment test approach at the reporting unit level. Based on an assessment of the qualitative factors, management determined that it is more-likely-than-not
that the fair value of the reporting unit is in excess of its carrying amount. Therefore, management concluded that it was not necessary to proceed to the two-step
goodwill impairment test. At December 31, 2018 and 2019, goodwill was RMB1,504,278 and RMB1,504,278 (US$216,076), respectively. No impairment loss was recorded for any of the years presented.
If the Group reorganizes its reporting structure in a manner that changes the composition of one or more of its reporting units, goodwill is reassigned based on the relative fair value of each of the affected reporting units.

Other non-current assets
(n)	Other non-current assets
Other
non-current
assets are primarily comprised of an investment in TTP Car Inc. (“TTP”) in the form of a three year convertible bond with an annual 8% compound interest rate, in an aggregate principal amount of US$100,000. Concurrently with the issuance of the convertible bond, the Group was granted the right (not the obligation) to purchase an additional 8.0% convertible bond in an aggregate principal amount of US$65,000, to be issued by TTP upon its request from time to time, within three years after the consummation of transaction in June 2018. On or prior to the maturity date, which is June 11, 2021 unless extended otherwise, any or all of the outstanding principal under the bond is automatically convertible into preferred shares of TTP subject to certain conditions, or optionally convertible into preferred shares of TTP at the Company’s discretion.
A convertible bond that is not within the scope of ASC 320 “
Investments - debt and equity securities
” is accounted for under ASC 310 “
Receivables
”. The initial investment amount of US$100,000 was first allocated, based on fair value, to any freestanding instrument that was purchased together with the convertible loan, and to any embedded features requiring separate recognition under ASC 815 “
Derivatives and Hedging
”. The US$65,000 warrant was recognized as a freestanding financial derivative and recorded at its fair value; any subsequent changes in fair value will be recognized in earnings. There were no embedded features that required separate recognition. After allocation, the remaining investment amount was recognized as the convertible bond. The difference between the carrying value and face value of the convertible bond, after allocation, was treated as a discount on convertible bond and is amortized and recognized as interest income using the effective interest method. The convertible bond is carried at its amortized cost, net of the discount.
According to ASC
310-10-35,
a loan receivable should be evaluated for impairment at each reporting period. A loan is impaired when, based on current information and events, it is probable that a creditor will be unable to collect all amounts due according to the contractual terms of the loan agreement. All amounts due according to the contractual terms means that both the contractual interest payments and the contractual principal payments of a loan will be collected as scheduled in the loan agreement.

Impairment of Long-Lived Assets and Intangibles
(o)	Impairment of Long-Lived Assets and Intangibles
The Group evaluates its long-lived assets or asset group, including intangible assets with finite lives, for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of an asset or a group of long-lived assets may not be recoverable. When these events occur, the Group evaluates impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the excess of the carrying amount of the asset group over its fair value. No impairment charge was recorded for any of the years presented.

Revenue Recognition
(p)	Revenue Recognition
In May 2014, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2014-09, “
Revenue from Contracts with Customers
(Topic 606)” (“ASU 2014-09”), which amends the existing accounting standards for revenue recognition. Subsequently, the FASB issued several amendments and updates to the new revenue guidance. The Company adopted the new revenue guidance beginning January 1, 2018 by applying the modified retrospective method to those contracts that are not completed as of January 1, 2018, with the comparative information not being adjusted and continues to be reported under ASC 605. The most significant impact for the Company is the change from presentation of value-added tax (“VAT”) on gross basis to net basis. This change reduces revenues and costs of revenues for the gross amount of VAT collected and paid, respectively, and presents VAT refunds as a component of other income, net. This change has no impact on the determination of the amount or timing of services and other revenue to be recognized and is only a change in classification. There were no adjustments to the opening balance of retained earnings upon initially applying the new guidance. Adoption of the new revenue recognition standards had no impact to the Group’s consolidated balance sheet, consolidated statement of cash flows, consolidated statement of changes in shareholders’ equity for the year ended December 31, 2018.
The following table illustrates the effect of the adoption of ASC 606 by presenting a comparison of selected line items from the Group’s consolidated statement of comprehensive income for the year ended December 31, 2018:

	For the year ended December 31, 2018
	Under Previous revenue guidance	Effects of new revenue guidance	Under New revenue guidance
Net revenues
Media services	3,718,748	(210,494)	3,508,254
Leads generation services	3,274,619	(403,623)	2,870,996
Online marketplace and others	919,368	(65,467)	853,901

Total net revenues	7,912,735	(679,584)	7,233,151

Cost of revenues	(1,210,545)	390,257	(820,288)

Gross profit	6,702,190	(289,327)	6,412,863

Other income, net	52,064	289,327	341,391
Operating profit	2,868,925	—	2,868,925
Net income attributable to Autohome Inc.	2,871,015	—	2,871,015
The Group’s revenues are derived from media services, leads generation services and online marketplace and others. Under Topic 606, revenues are recognized when control of the promised goods or services is transferred to the Group’s customers, in an amount that reflects the consideration the Group expects to be entitled to in exchange for those goods or services. The recognition of revenue involves certain management judgments including identification of performance obligations, standalone selling price for each performance obligation, estimation of variable consideration represented by sales rebates, etc. The Group provides rebates to agency companies based on their cumulative annual advertising and service volume, and the timeliness of their payment
s
, which are accounted for as variable consideration. The Group estimate its obligations under such agreements by applying the most likely amount method, based on an evaluation of the likelihood of the agency companies’ achievement of the advertising and service volume targets, and the timeliness of their payment
s
, after taking into account the agency companies’ purchase trends and history. A refund liability (included in accrued expenses and other payables) is recognized for expected sales rebates payable to agency companies in relation to advertising services provided. The Group recognizes revenue for the amount of fees it receives from its clients, after deducting these sales rebates, and net of VAT collected from customers. The Group believes that there will not be significant changes to its estimates of variable consideration and updates the estimate at each reporting period as actual utilization becomes available.
The Group determines revenue recognition through the following steps
•	identification of the contract, or contracts, with a customer;
•	identification of the performance obligations in the contract;
•	determination of the transaction price;
•	allocation of the transaction price to the performance obligations in the contract; and
•	recognition of revenue when, or as, the Group satisfies a performance obligation
Media services
Media services revenues mainly include revenues from automaker advertising services and regional marketing campaigns conducted by certain automobile brands’ regional offices. The majority of online advertising service contracts involve multiple deliverables or performance obligations presented on PC and mobile platforms and under different formats such as banner advertisements, links and logos, other media insertions and promotional activities that are delivered over different periods of time. Revenue is allocated among these different deliverables based on their relative standalone selling prices. The Group generally determines the standalone selling price as the observable price of a product or service charged to customers when sold on a standalone basis. Advertising services are primarily delivered based on cost per day (“CPD”) pricing model. For CPD advertising arrangements, revenue is recognized when the corresponding advertisements are published over the stated display period. For cost per thousand impressions (“CPM”) model, revenue is recognized when the advertisements are displayed and based on the number of times that the advertisement has been displayed. For cost-per-click (“CPC”) model, revenue is recognized when the user clicks on the customer-sponsored links and based on the number of clicks. For certain marketing campaigns and promotional activities services, revenue is recognized when the corresponding services have been rendered.
Leads generation services
Leads generation services primarily include revenues from (i) dealer subscription services, (ii) advertising services sold to individual dealer advertisers, and (iii) used car listing services. Under the dealer subscription services, the Group makes available throughout the subscription period a webpage linked to its websites and mobile applications where the dealers can publish information such as the pricing of their products, locations and addresses and other related information. Usually, advanced payment is made for the dealer subscription services and revenue is recognized over time on a straight line basis as services are constantly provided over the subscription period. For the advertising services sold to individual dealers, revenue is recognized when the advertising is published over the stated display period. The used car listing services primarily include
listing and display of used vehicles, generation of sales leads, etc
, through the Group’s platform. The used car platform acts as a user interface that allows potential used car buyers to identify listings that meet their specific requirements and contact the seller. The service fee is charged per the number of displayed days, or quantity of sales leads delivered. Revenue is recognized respectively at a point in time upon the display of vehicles or the delivery of sales leads.
Online marketplace and others
Online marketplace and others revenue primarily consist of revenues related to new car and used car marketplace, auto-financing business, data products and others. For the new car and used car marketplace, and auto-financing business, the Group provides platform-based services including facilitation of transactions, transaction-oriented marketing solutions, generation of sales leads and facilitation of transactions as an insurance brokerage service provider. For the new car marketplace, the Group also acts as the platform for users to review automotive-related information, purchase coupons offered by automakers for discounts and make purchases to complete the transaction. For the used car platform, the Group acts as a used car consumer-to-business-to-consumer, or C2B2C, transaction system that facilitates the used car transaction between the sellers and buyers and charge the service fee per each sale. For the auto-financing business, the Group provides a platform which serves as a bridge to match users and automobile sellers that have auto financing needs with the Group’s cooperative financial institutions that offer a variety of products covering merchant loans, consumer loans, leases and insurance services. The auto-financing service fee is charged on a per sale or lead basis. The service fee is recognized at a point in time when the relevant information is displayed, marketing solution package is delivered, when the sales leads are delivered or upon the successful facilitation of transaction. For the data products, the Group provides data analysis reports and data-driven intelligent sales and marketing tools for the automakers and dealers and recognizes revenue at a point in time upon the delivery of reports or over the period of the consumption or utilization of marketing tools by the automakers and dealers.
Contract Balances
Payment terms and conditions vary by contract and service types. However, generally speaking, excluding dealer subscription and used car listing, the rest of service contracts usually require payment within several months of service delivery. The term between billings and when payment is due is not significant and the
Group
generally does not provide significant financing terms. Timing of revenue recognition may differ from the timing of invoicing to customers. Accounts receivable represent amounts invoiced and revenue recognized prior to invoicing, when the Group has satisfied its performance obligations and has the unconditional right to payment.
Non-refundable
payments in advance of revenue recognition are recorded as deferred revenue and recognized as revenue along with the fulfillment of performance obligations. Deferred revenue is primarily related to the advanced payment related to dealer subscription services and used car listings under leads generation services. The beginning balance of deferred
revenue
of
RMB1,510,726
(
US$
217,002
)
was fully recognized as revenue for the year ended December 31, 2019. There is no significant change in contract liability balance for the year ended December 31, 2019.
Accounts receivable are carried at net realizable value. An allowance for doubtful accounts is recorded in the period when a loss is probable based on an assessment of specific evidence indicating troubled collection, historical experience, accounts aging and other factors. An accounts receivable balance is written off after all collection effort has ceased.
Practical Expedients and Exemptions
The Company has elected to use the practical expedient to not disclose the remaining performance obligations for contracts that have durations of one year or less. The Company does not have significant remaining performance obligations in excess of one year. For the remaining performance obligations as of December 31, 2019, most of them are to be recognized within a year.
The revenue standard requires the
G
roup
to recognize an asset for the incremental costs of obtaining a contract with a customer if the benefit of those costs is expected to be longer than one year. The Group has determined that sales commission for sales personnel meet the requirements of capitalization. However, the Group applies a practical expedient to expense these costs as incurred for costs to obtain a contract with a customer when the amortization period would have been one year or less.

Cost of Revenues
(q)	Cost of Revenues
Cost of revenues primarily consist of bandwidth and internet data center fees, depreciation of the Group’s long-lived assets, amortization of acquired intangible assets, tax surcharges, content-related costs, cost of sales and write-downs of inventories and prepayment for vehicle purchase cost. Content-related costs primarily comprise of salaries and benefits for employees directly involved in revenue generation activities, cost related to content generation and acquisition and execution cost and other overhead expenses directly attributable to the provision of the media services, leads generation services and online marketplace and others. Cost of sales include
vehicle purchase cost and other directly attributable costs. Rebates relating to new vehicles purchased and sold during the reporting period are recorded as a reduction to cost of revenues.

Advertising Expenditures
(r)	Advertising Expenditures
Advertising expenditures which amounted to RMB767,528, RMB1,047,160 and RMB
1,649,660
(US$236,959) for the years ended December 31, 2017, 2018 and 2019, respectively, are expensed as incurred and are included in sales and marketing expenses.

Product Development Expenses
(s)	Product Development Expenses
Product development expenses consist primarily of employee costs related to personnel involved in the development and enhancement of the Group’s service offerings on its websites and mobile applications, and expenditure for research and development activities. The Group recognizes these costs as expenses when incurred, unless they qualify for capitalization
as software development costs.

Leases
(t)	Leases
Adoption of the New Lease Accounting Standard
In February 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No.
 2016-02,
Leases
(“ASU
2016-02”).
Further, as a clarification of the new guidance, the FASB issued several amendments and updates. The Group adopted the new lease guidance beginning January 1, 2019 by applying the modified retrospective method to those contracts that are not completed as of January 1, 2019, with the comparative information not being adjusted and continues to be reported under historic accounting standards. There is no impact to retained earnings at adoption.
The Group has elected to utilize the package of practical expedients at the time of adoption, which allows the Group to (1) not reassess whether any expired or existing contracts are or contain leases, (2) not reassess the lease classification
of any expired or existing leases, and (3) not reassess initial direct costs for any existing leases. The Company also has elected to utilize the short-term lease recognition exemption and, for those leases that qualified, the Group did not recognize operating lease right-of-use
(“ROU”) assets or operating lease liabilities.
Upon the adoption of the new guidance on January 1, 2019, the
Group
recognized operating lease ROU assets of RMB184,849 and operating lease liabilities of RMB176,376 (including current portion of RMB121,780 and non-current
portion of RMB54,596).
New Lease Accounting Policies
The Group determines if an arrangement is a lease and determines the classification of the lease, as either operating or finance, at commencement. The Group has operating leases for office buildings and data centers and has no finance leases as of December 31, 2019. Operating lease ROU assets and operating lease liabilities are recognized based on the present value of the lease payments over the lease term at commencement date.
As the Group’s leases do not provide an implicit rate, an incremental borrowing rate is used based on the information available at the commencement date, to determine the present value of lease payments. The incremental borrowing rate approximates the rate the Group would pay to borrow in the currency of the lease payments for the weighted-average life of the lease.
The operating lease ROU assets also include any lease payments made prior to lease commencement and exclude lease incentives and initial direct costs incurred if any. Lease terms may include options to extend or terminate the lease when it is reasonably certain that the Group will exercise that option. Lease expense for minimum lease payments is recognized on a straight-line basis over the lease term.
The Group’s lease agreements contain both lease and
non-lease
components, which are accounted for separately based on their relative standalone price.
As of December 31, 2019, the Group recognized the following items related to operating
lease in its consolidated bal
a
nce sheet.

		As of December 31, 2019
		RMB	US$
	Classification in C onsolidated B alance S heet
Operating lease ROU assets	Other non-current assets	81,055	11,643
Operating lease liabilities, current portion	Accrued expenses and other payables	52,781	7,582
Operating lease liabilities, non-current portion	Other liabilities	23,067	3,313

Lease cost recognized in the Group’s consolidated statements of comprehensive income is summarized as follows:

		For the Year e nded December 31, 2019
		RMB	US$
	Classification in C onsolidated Statements of Comprehensive Income
Operating lease cost	Cost of revenues and operating expenses	128,507	18,459
Cost of other leases with terms less than one year	Cost of revenues and operating expenses	38,229	5,491

Maturities of operating lease liabilities are as follows:

	For the year ended December 31,
	RMB	US$
2020	54,091	7,770
2021	19,963	2,867
2022	4,719	678

Total lease payments	78,773	11,315

Less imputed interest	(2,925)	(420)

Total	75,848	10,895

As of December 31, 2019, the
Group’s
weighted-average remaining lease term was
 0.67
 years, and weighted-average discount rate was

4.63%.
As of December 31, 2019, the Group does not have any significant operating or finance leases that have not yet commenced. The Group’s lease agreements do not contain any material residual value guarantees or material restrictive covenants
.
The
Group
leased office space and data centers from its related party, Ping An Group for a total amount of RMB72,185 (US$10,369) for the year ended December 31, 2019.
Supplemental cash flow information related to operating leases is
 as follows:

	For the year ended December 31, 2019
	RMB	US$
Cash paid for amounts included in the measurement of operating lease liabilities	132,096	18,974
Operating lease ROU assets obtained in exchange for operating lease liabilities	54,315	7,802

Income Taxes
(u)	Income Taxes

The Group accounts for income taxes using the asset and liability method. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance against deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not
that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date.
The Group applies ASC 740,
Accounting for Income Taxes
, to account for uncertainty in income taxes. ASC 740 prescribes a recognition threshold a tax position is required to meet before being recognized in the financial statements. The Group has recorded unrecognized tax benefits in the other liabilities line item in the accompanying consolidated balance sheets. The Group has elected to classify interest and penalties related to unrecognized tax benefits, if and when required, as part of “income tax expense”, in the consolidated statements of comprehensive income.
The Group’s estimated liability for unrecognized tax benefits and the related interest and penalties are periodically assessed for adequacy and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations. The actual benefits ultimately realized may differ from the Group’s estimates. As each audit is concluded, adjustments, if any, are recorded in the Company’s consolidated financial statements. Additionally, in future periods, changes in facts and circumstances, and new information may require the Group to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which they occur.

Earnings Per Share
(v)	Earnings Per Share
Earnings per share are calculated in accordance with ASC
260-10,
Earnings per Share: Overall.
Basic earnings per share are computed by dividing net income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year using the two-class
method.
Diluted earnings per ordinary share reflects the potential dilution that could occur if securities to issue ordinary shares were exercised. The dilutive effect of outstanding share-based awards is reflected in the diluted earnings per share by application of the treasury stock method.

Comprehensive Income
(w)	Comprehensive Income
Comprehensive income is defined to include all changes in shareholders’ equity except those resulting from investments by owners and distributions to owners. Among other disclosures, ASC
220-10,
Comprehensive Income: Overall
requires that all items that are required to be recognized under current accounting standards as components of comprehensive income be reported in a financial statement that is displayed with the same prominence as other financial statements. For each of the periods presented, the Company’s comprehensive income includes foreign currency translation adjustments and is presented in the consolidated statement of comprehensive income. There have been no reclassifications out of accumulated other comprehensive income to net income for the years presented.

Noncontrolling interests
(x)	Noncontrolling interests
Noncontrolling interests are recognized to reflect the portion of the equity of majority-owned subsidiary which is not attributable, directly or indirectly, to the controlling shareholder.
Noncontrolling
interests are classified as a separate line item in the equity section of the Group’s consolidated balance sheets and have been separately disclosed in the Group’s consolidated statements of comprehensive income to distinguish the interests from that of the Company.

Segment Reporting
(y)	Segment Reporting
In accordance with ASC
280-10,
Segment Reporting: Overall
, the Group’s chief operating decision maker has been identified as the Chief Executive Officer who reviews the consolidated results of operations when making decisions about allocating resources and assessing performance of the Group as a whole; hence, the Group has only one operating segment. The Group does not distinguish between markets or segments for the purpose of internal reporting. As the Group’s long-lived assets and revenue are substantially located in and derived from the PRC, no geographical segments are presented.

Employee Benefits
(z)	Employee Benefits
The full-time employees of the Company’s PRC subsidiaries and VIEs are entitled to staff welfare benefits including medical care, housing fund, pension benefits and unemployment insurance, which are governmental mandated defined contribution plans. These entities are required to accrue for these benefits based on certain percentages of the employees’ respective salaries, subject to certain ceilings, in accordance with the relevant PRC regulations, and make cash contributions to the state-sponsored plans out of the amounts accrued. The total expenses for the employee benefits plans were RMB270,794, RMB319,491 and RMB344,829 (US$49,532) for the years ended December 31, 2017, 2018 and 2019, respectively.

Share-based Compensation
(aa)	Share-based Compensation
Share-based awards granted to employees are accounted for under ASC 718,
Compensation—Stock Compensation
, which requires that share-based awards granted to employees be measured based on the grant date fair value and recognized as compensation expense over the requisite service period (which is generally the vesting period) in the consolidated statements of comprehensive income. The Company has elected to recognize compensation expense using the straight-line method for all share-based awards granted with service conditions that have a graded vesting schedule. For awards with performance condition and multiple service dates, if the performance conditions are all set at inception and independent for each year, each tranche is accounted for as a separate award with its own requisite service period. Compensation cost is recognized over the respective requisite service period separately for each separately-vesting tranche as though each tranche of the award is, in substance, a separate award.
Under ASC 718, an entity can make an accounting policy election to either estimate the number of awards that are expected to vest or account for forfeitures when they occur. The Company has elected to estimate the forfeiture rate at the time of grant and revise, if necessary, in subsequent periods if actual forfeitures differ from initial estimates. The Company recognizes compensation cost for awards with performance conditions if and when the Company concludes that it is probable that the performance condition will be achieved. The Company reassesses the probability of vesting at each reporting period for awards with performance conditions and adjusts compensation cost based on its probability assessment.
Forfeiture rates are estimated based on historical and future expectations of employee turnover rates and are adjusted to reflect future changes in circumstances and facts, if any. Share-based compensation expense is recorded net of estimated forfeitures such that expense is recorded only for those share-based awards that are expected to vest. To the extent the Company revises these estimates in the future, the share-based payments could be materially impacted in the period of revision, as well as in following periods. The Company, with the assistance of an independent third-party valuation firm, determined the fair value of the stock options granted to employees. The binomial option pricing model was applied in determining the estimated fair value of the options granted to employees. Subsequent to the IPO, fair value of the ordinary shares is the price of the Company’s publicly traded shares.
The Company accounts for a change in any of the terms or conditions of share-based awards as a modification in accordance with ASC subtopic
718-20,
Compensation-Stock Compensation: Awards Classified as Equity
, whereby the incremental fair value, if any, of a modified award, is recorded as compensation cost on the date of modification for vested awards or over the remaining vesting period for unvested awards. The incremental compensation cost is the excess of the fair value of the modified award on the date of modification over the fair value of the original award immediately before the modification.

Other income, net
(bb)	Other income, net
Commencing in 2018 with the adoption of the new revenue accounting standard, VAT refunds are presented as a component of other income, net. For Beijing Prbrownies Software Co., Ltd. and Chengdu Prbrownies Software Co., Ltd., they are subject to 13% VAT (or 16% VAT before April 1, 2019 and

17% before May 1, 2018)

for the dealer subscription services and other services, which were sold in the form of software products. Since
November 2014
and
December 2016
, respectively, Beijing
Prbrownies
Software Co., Ltd. and Chengdu
Prbrownies
Software Co., Ltd. are entitled to an immediate
10
% VAT (or
13
%
before April 1, 2019 and 14% before May 1, 2018)

refund, which is a refund in excess of
3
% VAT on the total VAT payable, after their registration of software products with relevant authorit ie
s
 and obtaining
a
refund approval from
 the
l
ocal tax bureau.
Other income, net also includes government grants, which primarily represent subsidies and tax refunds for operating a business in certain jurisdictions and fulfilment of specified tax payment obligations. These grants are not subject to any specific requirements and are recorded when received. For the years ended December 31, 2017, 2018 and 2019,

RMB25,657, RMB45,190
and
RMB147,694
(
US$
21,215
)

of government grants were recorded as other income, net.

Commitment and contingencies
( cc)	Commitment and contingencies
From time to time, the Group is subject to legal proceedings and claims in the ordinary course of business. Liabilities for such contingencies are recorded when it is probable that a liability has been incurred and the amount of the liability can be reasonably estimated.

Recent Accounting Pronouncements
(dd)	Recent Accounting Pronouncements
In June 2016, the FASB issued ASU No.
 2016-13
Financial Instruments—Credit Losses
(“ASU
2016-13”).
Further, as a clarification of the new guidance, the FASB issued several subsequent amendments and updates to ASU
2016-13
. The new ASU replaces the incurred loss impairment methodology in current GAAP with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The amendments are effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. The Company will adopt ASU
2016-13
beginning January 1, 2020 by applying the modified retrospective method with the cumulative effect of initially applying the guidance recognized at the date of initial application. The Company has finalized its analysis and the impact to the opening balance of retained earnings at January 1, 2020 will be immaterial.

Concentration of Risk
(ee) Concentration of Risk
Credit risk
Financial instruments that potentially subject the Group to significant concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash, short-term investments and accounts receivable. As of December 31, 2018 and 2019, cash and cash equivalents, restricted cash and short-term investments altogether amounting to

RMB
10,066,458
and RMB
12,800,310
(US$
1,838,649)
,

respectively, were deposited with various major reputable financial institutions located in the PRC and international financial institutions outside of the PRC. Management believes that these financial institutions are of high credit quality and continually monitors the creditworthiness of these financial institutions. Historically, deposits in Chinese banks are secure due to the state policy on protecting depositors’ interests. However, China promulgated a new Bankruptcy Law in August 2006 that came into effect on June 1, 2007, which contains a separate article expressly stating that the State Council may promulgate implementation measures for the bankruptcy of Chinese banks based on the Bankruptcy Law. Under the new Bankruptcy Law, a Chinese bank may go into bankruptcy. In the event of bankruptcy of one of the banks which holds the Group’s deposits, it is unlikely to claim its deposits back in full since it is unlikely to be classified as a secured creditor based on PRC laws. The Group continues to monitor the financial strength of these financial institutions.
Accounts receivable are typically unsecured and derived from revenue earned from customers, which are exposed to credit risk. The risk is mitigated by the Group’s assessment of its customers’ creditworthiness and its ongoing monitoring process of outstanding balances. The Group maintains reserves for allowance of doubtful accounts and these allowances have generally been within expectations. There were three customers and no customer that individually represented greater than 10% of the total accounts receivable as of December 31, 2018 and 2019.
Business, customer, political, social and economic risks
The Group participates in a dynamic high technology industry and believes that changes in any of the following areas could have a material adverse effect on the Group’s future financial position, results of operations or cash flows; changes in the overall demand for services and products; changes in business offerings; epidemic outbreak that may cause disruption to business operation of the Group, its customers and suppliers; competitive pressures due to new entrants; acceptance of the Internet as an effective marketing platform by China’s automotive industry; changes in certain strategic relationships or customer relationships; growth in China’s automotive industry, regulatory considerations; and risks associated with the Group’s ability to attract and retain employees necessary to support its growth.
There were no customers that individually represented greater than 10% of the total net revenues for the years ended December 31, 2017, 2018 and 2019, respectively.
Currency convertibility risk
The Group transacts majority of its business in RMB
, which is not freely convertible into foreign currencies. According to the relevant regulations in the PRC, all foreign exchange transactions are required to take place either through the People’s Bank of China (“PBOC”) or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the PBOC. Approval of foreign currency payments by the PBOC or other institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.
Most of the cash and cash equivalents and short-term investments held by PRC subsidiaries and the VIEs are denominated in RMB, while a portion of cash and cash equivalents and short-term investments held by PRC subsidiaries and the VIEs are denominated in US$. Cash distributed outside of the PRC by PRC subsidiaries and the VIEs are subject to PRC dividend withholding tax.
Foreign Currency exchange rate risk
Since July 21, 2005, the RMB was permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies. There was appreciation of 6.7%, depreciation of 5.4%, and depreciation of 1.2% for the years ended December 31, 2017, 2018 and 2019, respectively. Any significant appreciation or depreciation of the RMB may materially and adversely affect the Group’s earnings and financial position, and the value of, and any dividends payable on, the Company’s ADSs in U.S. dollars. For example, to the extent that the Group need to convert U.S. dollars it received from its initial public offering into RMB to pay its operating expenses, appreciation of the RMB against the U.S. dollar would have an adverse effect on the RMB amount it would receive from the conversion. Conversely, a significant depreciation of the RMB against the U.S. dollar may significantly reduce the U.S. dollar equivalent of the Group’s earnings, which in turn could adversely affect the price of ADSs.